Unaudited Pro Forma Net Effect of RehabCare Merger (Details) (Rehabcare Group Inc, USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Rehabcare Group Inc
Business Acquisition [Line Items]
Revenues	$ 4,692,659
Loss from continuing operations attributable to Kindred	(13,321)
Income attributable to Kindred	$ 7,807
Basic:
Loss from continuing operations	$ (0.26)
Net income	$ 0.15
Diluted:
Loss from continuing operations	$ (0.26)
Net income	$ 0.15